Prepaid and Other Assets - Schedule of prepaid and other current assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest rate cap		$ (900)	$ (2,294)
Total prepaid expenses and other current assets	$ 137,085	105,643	69,420
Prepaid Expenses and Other Current Assets [Member]
Inventory		44,185	25,163
Prepaid expenses		31,792	25,136
Taxes		11,006	326
Miscellaneous receivables		9,244	9,500
Interest rate cap		1,824
Workers' compensation receivables		881	1,109
Other current assets		6,711	8,186
Total prepaid expenses and other current assets		$ 105,643	$ 69,420